Net Interest Income Details of interest income (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Disclosure of interest income operating [Abstract]
Financial assets at FVTPL	₩ 53,348		₩ 63,408	₩ 63,143
AFS financial assets	239,030		339,518	389,443
HTM financial assets	307,965		360,054	418,065
Loans and receivables
Interest on due from banks	83,325		75,021	81,117
Interest on loans	7,835,957		7,635,791	7,700,475
Interest of other receivables	31,062		38,520	45,992
Sub-total	7,950,344		7,749,332	7,827,584
Total	₩ 8,550,687	$ 8,010,611	₩ 8,512,312	₩ 8,698,235